Employment and Compensation Arrangements - Restricted Stock Units (RSUs) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Weighted Average Grant Date Fair Value per Share
Fair value of RSUs vested	$ 2,863
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	293,182	0
Vested (in shares)	(169,842)	(34,216)
Ending balance (in shares)	123,340	293,182
Weighted Average Grant Date Fair Value per Share
Beginning balance (in USD per share)	$ 16.75	$ 0
Vested (in USD per share)	16.86	15.90
Ending balance (in USD per share)	$ 16.60	$ 16.75
Fair value of RSUs vested		$ 544